Flight equipment held for operating leases, net	12 Months Ended
Dec. 31, 2024
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Flight equipment held for operating leases, net	Flight equipment held for operating leases, net
Movements in flight equipment held for operating leases during the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31,
	2024	2023
Net book value at beginning of period	$57,091,166	$55,220,809
Additions	6,550,861	6,436,690
Depreciation	(2,548,219)	(2,446,751)
Disposals and transfers to held for sale	(2,210,815)	(1,877,175)
Transfers to/from investment in finance leases, net/inventory	(284,463)	(170,900)
Recoveries related to Ukraine Conflict (Note 25)	26,909	15,072
Impairments (Note 26)	(49,766)	(86,579)
Net book value at end of period	$58,575,672	$57,091,166

Accumulated depreciation and impairment as of December 31, 2024 and 2023, respectively:	$(15,398,485)	$(13,789,382)